Revenues - Summary of Breakdown of Revenues by Type of Good or Service (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of revenue [line items]
Sales of goods and services	$ 18,437	$ 13,384	$ 9,556
Diesel [member]
Disclosure of revenue [line items]
Sales of goods and services	6,837	4,498	3,392
Gasolines [member]
Disclosure of revenue [line items]
Sales of goods and services	3,460	2,742	1,810
Natural gas [member]
Disclosure of revenue [line items]
Sales of goods and services	1,897	1,726	1,416
Crude oil [member]
Disclosure of revenue [line items]
Sales of goods and services	76	63	198
Jet fuel [member]
Disclosure of revenue [line items]
Sales of goods and services	1,031	337	236
Lubricants and by-products [member]
Disclosure of revenue [line items]
Sales of goods and services	608	531	307
Liquefied petroleum gas [member]
Disclosure of revenue [line items]
Sales of goods and services	472	458	188
Fuel oil [member]
Disclosure of revenue [line items]
Sales of goods and services	198	209	187
Petrochemicals [member]
Disclosure of revenue [line items]
Sales of goods and services	495	476	288
Fertilizers and crop protection products [member]
Disclosure of revenue [line items]
Sales of goods and services	835	520	322
Flours, oils and grains [member]
Disclosure of revenue [line items]
Sales of goods and services	773	629	439
Asphalts [member]
Disclosure of revenue [line items]
Sales of goods and services	172	116	46
Goods for resale at gas stations [member]
Disclosure of revenue [line items]
Sales of goods and services	102	70	46
Income from services [member]
Disclosure of revenue [line items]
Sales of goods and services	120	79	45
Income from construction contracts [member]
Disclosure of revenue [line items]
Sales of goods and services	135	123	100
Virgin naphtha [member]
Disclosure of revenue [line items]
Sales of goods and services	203	172	93
Petroleum coke [member]
Disclosure of revenue [line items]
Sales of goods and services	405	191	78
Liquefied natural gas regasification [member]
Disclosure of revenue [line items]
Sales of goods and services	43	43	75
Other goods and services [member]
Disclosure of revenue [line items]
Sales of goods and services	575	401	290
Upstream [member]
Disclosure of revenue [line items]
Sales of goods and services	51	49	33
Upstream [member] | Other goods and services [member]
Disclosure of revenue [line items]
Sales of goods and services	51	49	33
Downstream [member]
Disclosure of revenue [line items]
Sales of goods and services	15,898	11,145	7,746
Downstream [member] | Diesel [member]
Disclosure of revenue [line items]
Sales of goods and services	6,837	4,498	3,392
Downstream [member] | Gasolines [member]
Disclosure of revenue [line items]
Sales of goods and services	3,460	2,742	1,810
Downstream [member] | Natural gas [member]
Disclosure of revenue [line items]
Sales of goods and services	16	15	9
Downstream [member] | Crude oil [member]
Disclosure of revenue [line items]
Sales of goods and services	76	63	198
Downstream [member] | Jet fuel [member]
Disclosure of revenue [line items]
Sales of goods and services	1,031	337	236
Downstream [member] | Lubricants and by-products [member]
Disclosure of revenue [line items]
Sales of goods and services	608	531	307
Downstream [member] | Liquefied petroleum gas [member]
Disclosure of revenue [line items]
Sales of goods and services	472	458	188
Downstream [member] | Fuel oil [member]
Disclosure of revenue [line items]
Sales of goods and services	198	209	187
Downstream [member] | Petrochemicals [member]
Disclosure of revenue [line items]
Sales of goods and services	495	476	288
Downstream [member] | Fertilizers and crop protection products [member]
Disclosure of revenue [line items]
Sales of goods and services	835	520	322
Downstream [member] | Flours, oils and grains [member]
Disclosure of revenue [line items]
Sales of goods and services	773	629	439
Downstream [member] | Asphalts [member]
Disclosure of revenue [line items]
Sales of goods and services	172	116	46
Downstream [member] | Goods for resale at gas stations [member]
Disclosure of revenue [line items]
Sales of goods and services	102	70	46
Downstream [member] | Virgin naphtha [member]
Disclosure of revenue [line items]
Sales of goods and services	203	172	93
Downstream [member] | Petroleum coke [member]
Disclosure of revenue [line items]
Sales of goods and services	405	191	78
Downstream [member] | Other goods and services [member]
Disclosure of revenue [line items]
Sales of goods and services	215	118	107
Gas and power [member]
Disclosure of revenue [line items]
Sales of goods and services	2,104	1,852	1,590
Gas and power [member] | Natural gas [member]
Disclosure of revenue [line items]
Sales of goods and services	1,881	1,711	1,407
Gas and power [member] | Liquefied natural gas regasification [member]
Disclosure of revenue [line items]
Sales of goods and services	43	43	75
Gas and power [member] | Other goods and services [member]
Disclosure of revenue [line items]
Sales of goods and services	180	98	108
Central Administration and Others [member]
Disclosure of revenue [line items]
Sales of goods and services	384	338	187
Central Administration and Others [member] | Income from services [member]
Disclosure of revenue [line items]
Sales of goods and services	120	79	45
Central Administration and Others [member] | Income from construction contracts [member]
Disclosure of revenue [line items]
Sales of goods and services	135	123	100
Central Administration and Others [member] | Other goods and services [member]
Disclosure of revenue [line items]
Sales of goods and services	$ 129	$ 136	$ 42